Annual Fund Operating Expenses (American Global Small Capitalization Trust)	12 Months Ended
	May 01, 2011
Series I, American Global Small Capitalization Trust
Operating Expenses:
Share Class	Series I	[1],[2]
Management fee	0.71%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.10%
Total fund operating expenses	1.41%
Series II, American Global Small Capitalization Trust
Operating Expenses:
Share Class	Series II	[2]
Management fee	0.71%
Distribution and service (12b-1) fees	0.75%
Other Expenses	0.10%
Total fund operating expenses	1.56%
Series III, American Global Small Capitalization Trust
Operating Expenses:
Share Class	Series III	[2]
Management fee	0.71%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.10%
Total fund operating expenses	1.06%

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.
[2]	The table reflects the combined fees of the feeder fund and the master fund.